28. SHARE-BASED COMPENSATION PLANS (Details 2) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining life	7 years	4 years
Time Vesting Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of stock options exercisable	3,689,117	2,612,679
Performance Vesting Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of stock options exercisable	432,102	476,413